FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivable	$ 25,671	¥ 186,207	$ 17,410	¥ 109,737	$ 26,530	¥ 175,569
Contract assets			$ 17,410			¥ 182,998
Due from related party				¥ 120,090
Debt to capital ratio	30.88%	30.88%	30.24%	30.24%	30.31%	30.31%
Trade and bills receivables				¥ 182,998
Largest Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party	$ 17,345	¥ 125,811	$ 19,561	127,415
Five Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party	$ 19,671	¥ 142,687	$ 19,561	¥ 134,930